ACCOUNTING POLICIES (Useful Life of Property, Plant & Equipment) (Details)	12 Months Ended
Dec. 31, 2023
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	10 years
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	50 years
Production equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	5 years
Production equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	50 years
Vehicles, furniture and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	3 years
Vehicles, furniture and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	20 years
Land | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	1 year
Land | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	31 years
Buildings and facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	1 year
Buildings and facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	26 years
Production equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	1 year
Production equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, right-of-use assets	14 years